Change in Carrying Amount of Goodwill By Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Goodwill [Line Items]
Goodwill beginning balance	$ 849,346	$ 831,489
Acquisitions	260,789	55,177
Translation adjustments	3,696	(37,320)
Goodwill ending balance	1,113,831	849,346
Industrial Reportable Segment
Goodwill [Line Items]
Goodwill beginning balance	465,891	445,756
Acquisitions	98,718	50,233
Translation adjustments	209	(30,098)
Goodwill ending balance	564,818	465,891
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	383,455	385,733
Acquisitions	162,071	4,944
Translation adjustments	3,487	(7,222)
Goodwill ending balance	$ 549,013	$ 383,455